Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
PBO	$ 1,704	$ 2,010	$ 1,903
Assets	1,145	1,275	$ 1,208
Deficit	559	735
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO	200	253
Assets	30	44
Deficit	170	209
United States [member]
Disclosure of fair value of plan assets [line items]
PBO	142	184
Assets	143	188
Deficit	(1)	(4)
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	960	1,129
Assets	752	821
Deficit	208	308
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO	121	141
Assets	5	6
Deficit	116	135
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO	281	303
Assets	215	216
Deficit	$ 66	$ 87